Segment Information - Income from Operations by Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended			12 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Sponsor [Member]	Dec. 31, 2012 Sponsor [Member]	Sep. 30, 2013 Full Service Center-based Care [Member]	Sep. 30, 2012 Full Service Center-based Care [Member]	Sep. 30, 2013 Full Service Center-based Care [Member]	Sep. 30, 2012 Full Service Center-based Care [Member]	Sep. 30, 2012 Back-up Dependent Care [Member]	Sep. 30, 2013 Back-up Dependent Care [Member]	Sep. 30, 2012 Back-up Dependent Care [Member]	Sep. 30, 2012 Other Educational Advisory Services [Member]	Sep. 30, 2013 Other Educational Advisory Services [Member]	Sep. 30, 2012 Other Educational Advisory Services [Member]
Segment Reporting Information [Line Items]
Agreement termination fee				$ 7.5	$ 7.5
Acquisition related Expenses						1.7		3.5
Contract termination and stock option expenses								13.3			1.9			0.8
Operating Income Loss	1.0	5.0	15.1
Expenses incurred in connection with the Offering			1.4
Expenses incurred in connection with the modification of stock options							$ 0.7		$ 12.2	$ 0.2		$ 3.0	$ 0.1		$ 1.3